PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.0% of Net Assets
Municipals – 93.0%
	Alaska – 1.8%
$ 565,000	Alaska International Airports System Revenue, Refunding, Series C, AMT, 5.000%, 10/01/2030	$730,072

	California – 3.0%
140,000	California Municipal Finance Authority Revenue, California Institute of the Arts, 4.000%, 10/01/2034	166,397
120,000	California Municipal Finance Authority Revenue, California Institute of the Arts, 4.000%, 10/01/2033	143,611
250,000	California State, GO, Various Purpose, Refunding, 4.000%, 10/01/2033	305,794
500,000	California State, GO, Various Purpose, Refunding, 4.000%, 3/01/2037	594,983

		1,210,785

	Colorado – 5.6%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	284,777
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	422,443
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	306,000
500,000	Regional Transportation District Sales Tax Revenue, Series A, 5.000%, 11/01/2028	637,328
500,000	State of Colorado, Certificate of Participation, Series A, 4.000%, 12/15/2035	602,793

		2,253,341

	Delaware – 0.7%
225,000	Delaware Municipal Electric Corp. Revenue, Beasley Power Station Project, Refunding, 5.000%, 7/01/2028	282,473

	Florida – 12.1%
500,000	Alachua County School Board, Certificate of Participation, (AGM Insured), 5.000%, 7/01/2028	625,871
340,000	Bay County School Board, Certificate of Participation, Series A, (AGM Insured), 5.000%, 7/01/2033	436,484
205,000	City of Cape Coral Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, Refunding, (AGM Insured), 3.000%, 9/01/2027	229,591
75,000	City of Cape Coral Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, Refunding, (AGM Insured), 3.000%, 9/01/2028	84,808
200,000	Clay County, Sales Surtax Revenue, 4.000%, 10/01/2039	232,361
225,000	County of Collier Special Obligation, Revenue Bonds, Series A, 4.000%, 10/01/2036	271,974
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	544,086

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – continued
$ 500,000	Lee County Airport Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2028	$627,290
500,000	Miami-Dade County Aviation Revenue, Refunding, Series A, 4.000%, 10/01/2039	586,155
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	437,864
225,000	Sarasota County Utility System Revenue, Series A, 5.000%, 10/01/2027	281,049
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	467,433

		4,824,966

	Georgia – 2.7%
160,000	Municipal Electric Authority of Georgia Revenue, Plant Vogtle Units 3&4 Project, Series A, 5.000%, 1/01/2028	196,431
165,000	Municipal Electric Authority of Georgia Revenue, Plant Vogtle Units 3&4 Project, Series A, 5.000%, 1/01/2029	206,258
165,000	Municipal Electric Authority of Georgia Revenue, Plant Vogtle Units 3&4 Project, Series A, 5.000%, 1/01/2030	210,010
165,000	Municipal Electric Authority of Georgia Revenue, Plant Vogtle Units 3&4 Project, Series A, 5.000%, 1/01/2031	208,328
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	272,878

		1,093,905

	Illinois – 4.9%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	592,376
500,000	Chicago O’Hare International Airport, Series C, AMT, 5.000%, 1/01/2046	563,840
400,000	Illinois Finance Authority, Presbyterian Homes Obligation Group, Revenue Bonds, Series A, 3.000%, 5/01/2025	431,277
300,000	State of Illinois, GO, 5.000%, 6/01/2028	351,183

		1,938,676

	Indiana – 2.2%
750,000	Indiana Finance Authority Revenue, BHI Senior Living, Series A, 4.000%, 11/15/2041	864,714

	Iowa – 0.3%
100,000	Iowa Tobacco Settlement Authority Revenue, Refunding, Series A-2, Class 1, 5.000%, 6/01/2027	122,225

Principal Amount	Description	Value (†)
Municipals – continued
	Kentucky – 1.8%
$ 700,000	Trimble County Pollution Control, Louisville Gas & Electric Project, Revenue Bonds, Series B, AMT, 1.350%, 11/01/2027	$705,235

	Louisiana – 3.3%
625,000	Louisiana Public Facilities Authority Revenue, Loyola University New Orleans Project, Refunding, 5.000%, 10/01/2032	802,103
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	295,627
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	236,673

		1,334,403

	Maryland – 1.1%
360,000	Maryland Health & Higher Educational Facilities Authority, Series B2, 5.000%, 7/01/2045	433,236

	Michigan – 1.8%
600,000	University of Michigan, Revenue Bonds, 5.000%, 4/01/2032	709,355

	Minnesota – 1.0%
390,000	Minnesota Housing Finance Agency, Revenue Bonds, Series A, AMT, 1.350%, 1/01/2027	390,477

	Nebraska – 0.8%
250,000	Douglas County Hospital Authority No. 2, Series A, 5.000%, 11/15/2030	324,021

	Nevada – 2.7%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	561,748
240,000	Las Vegas Convention & Visitors Authority, Refunding, Series C, 5.000%, 7/01/2032	263,455
200,000	Washoe County School District, GO, Series A, 5.000%, 10/01/2025	235,172

		1,060,375

	New Jersey – 2.7%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	287,095
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	560,338
270,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation System, Revenue Bonds, Series A, Zero Coupon, 0.000%, 12/15/2029(a)	232,016

		1,079,449

Principal Amount	Description	Value (†)
Municipals – continued
	New Mexico – 1.4%
$ 500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	$572,319

	New York – 4.4%
500,000	Metropolitan Transportation Authority, Series D, 4.000%, 11/15/2032	563,000
400,000	New York City, GO, Refunding, Series A1, 5.000%, 8/01/2030	524,768
200,000	New York State Dormitory Authority, Series D, 4.000%, 2/15/2038	234,337
350,000	Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, 4.000%, 9/01/2032	417,462

		1,739,567

	North Carolina – 1.6%
180,000	Buncombe County, Limited Obligation, Revenue, Series A, 4.000%, 6/01/2034	218,161
400,000	North Carolina Agricultural & Technical University System Revenue, Series A, 4.000%, 10/01/2045	438,269

		656,430

	North Dakota – 1.9%
250,000	City of West Fargo, GO, Refunding, Series A, 4.000%, 5/01/2026	286,205
350,000	North Dakota Building Authority, Series A, 5.000%, 12/01/2030	464,208

		750,413

	Ohio – 2.7%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	544,651
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	552,037

		1,096,688

	Oregon – 0.7%
230,000	Port of Portland, Airport Revenue, Portland International Airport, Series 25-B, 5.000%, 7/01/2028	287,054

	Pennsylvania – 0.8%
270,000	Allegheny County Higher Education Building Authority, Refunding, Series A, 5.000%, 3/01/2029	306,677

	Rhode Island – 1.4%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	547,576

	Tennessee – 5.4%
185,000	Greeneville Health & Educational Facilities Board, Series A, 5.000%, 7/01/2028	231,436
550,000	Memphis-Shelby County Airport Authority, Revenue Bonds, Series A, AMT, 5.000%, 7/01/2026	656,262

Principal Amount	Description	Value (†)
Municipals – continued
	Tennessee – continued
$ 500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	$596,843
500,000	Tennessee Energy Acquisition Corp., Commodity Project Revenue, 5.000%, 5/01/2052	652,032

		2,136,573

	Texas – 10.8%
330,000	Central Texas Regional Mobility Authority, Revenue Bonds, Series B, 5.000%, 1/01/2031	433,382
500,000	Harris County Toll Road Authority (The), 4.000%, 8/15/2038	596,911
1,000,000	Houston Combined Utility System Revenue, Series A, (AGM Insured), Zero Coupon, 0.000%, 12/01/2025(a)	970,398
300,000	Lower Colorado River Authority, Refunding, 5.000%, 5/15/2030	381,147
500,000	New Braunfels Utility System Revenue, 5.000%, 7/01/2029	624,592
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	436,687
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	291,476
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	591,838

		4,326,431

	Utah – 4.9%
500,000	Utah County Hospital Revenue, IHC Health Services, Inc., Series A, 4.000%, 5/15/2043	583,657
500,000	Utah Infrastructure Agency, Telecommunication Revenue, 4.000%, 10/15/2033	584,309
250,000	Utah Infrastructure Agency, Telecommunication Revenue, 4.000%, 10/15/2036	288,768
180,000	Utah Transit Authority Sales Tax Revenue, Series A, Prerefunded 06/15/2025@100, 5.000%, 6/15/2038	210,284
250,000	Weber Basin Water Conservancy District, Revenue Bonds, Series A, 4.000%, 4/01/2040	292,108

		1,959,126

	Washington – 5.8%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	567,962
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	535,233
360,000	Port of Seattle Revenue, Intermediate Lien Private Activity, Refunding, AMT, 5.000%, 8/01/2027	440,182
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	559,891
200,000	State of Washington, GO, Series 2015-C, Class R, 5.000%, 7/01/2029	228,919

		2,332,187

Principal Amount	Description	Value (†)
Municipals – continued
	Wisconsin – 1.9%
$ 500,000	Public Finance Authority Solid Waste Disposal Revenue, Waste Management, Inc., Series 2016-A, AMT, 1.100%, 7/01/2029	$499,772
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	253,842

		753,614

	Wyoming – 0.8%
275,000	Laramie County, Cheyenne Regional Medical Center Project, Hospital Revenue, Refunding, 4.000%, 5/01/2033	331,395

	Total Bonds and Notes (Identified Cost $36,009,618)	37,153,758

Short-Term Investments – 6.4%
2,540,345	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $2,540,345 on 10/01/2021 collateralized by $2,314,600 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $2,591,224 including accrued interest(b) (Identified Cost $2,540,345)	2,540,345

	Total Investments – 99.4% (Identified Cost $38,549,963)	39,694,103
	Other assets less liabilities – 0.6%	256,960

	Net Assets – 100.0%	$39,951,063

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation

AMT	Alternative Minimum Tax

GO	General Obligation

PSF-GTD	Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$37,153,758	$—	$37,153,758
Short-Term Investments	—	2,540,345	—	2,540,345

Total	$—	$39,694,103	$—	$39,694,103

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Hospitals	14.7%
Airports	14.7
General Purpose Public Improvement	13.4
Higher Education	8.7
Water and Sewer	7.0
Primary Secondary Education	6.8
Electric Public Power	5.4
Toll Roads, Streets & Highways	4.0
Mass Rapid Transportation	3.5
Combined Utilities	2.3
Industrial Development	2.2
Nursing Homes	2.2
Other Transportation	2.1
Other Investments, less than 2% each	6.0
Short-Term Investments	6.4

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%